Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.10	$ 0.1
Common stock, shares issued (in shares)	203,446,572	202,285,166
Common stock, shares outstanding (in shares)	203,446,572	202,285,166